Note 10 - Commitments (Details) - Minimum Royalty Payments (USD $)	Dec. 31, 2013
Minimum Royalty Payments [Abstract]
2014	$ 124,110
2015	100,000
2016	105,000
2017	115,000
2018	95,000
Thereafter	890,000
Total minium payments	$ 1,429,110